Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disclosure of products and services
The Group’s revenue by type during 2022, 2021 and 2020 are as follows:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Service fees	670	452	786
Licensing fees- opt-in payments and milestones achieved	—	18,583	—
Licensing fees- upfront payments and research funding (including term extension payments)	26,553	8,324	8,886
	27,223	27,359	9,672

Disclosure of geographical areas
The Group’s non-current assets are held in the following geographies as at December 31, 2022:

	UK	Austria	Rest of the World	Total
	£’000	£’000	£’000	£’000
Goodwill	173	6,148	—	6,321
Other intangible assets, net	2,688	30,914	—	33,602
Property, plant and equipment, net	30,893	6,647	108	37,648
Right-of-use Assets	10,403	4,391	—	14,794
4.Operating segments (continued)
Information on non-current assets by geography (continued)
The Group’s non-current assets are held in the following geographies as at December 31, 2021:

	UK	Austria	Total
	£’000	£’000	£’000
Goodwill	173	5,812	5,985
Other intangible assets, net	2,670	33,660	36,330
Property, plant and equipment, net	8,086	654	8,740
Right-of-use Assets	4,975	179	5,154
By geographical market:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
United Kingdom	—	—	—
Rest of Europe	6,225	1,599	427
United States of America	20,998	22,197	9,245
Rest of the World	—	3,563	—
	27,223	27,359	9,672

Schedule of timing of revenue recognition
Timing of revenue recognition:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Revenue related to obligations discharged over time	26,553	12,804	9,672
Revenue related to obligations discharged at a point in time	670	14,555	—
	27,223	27,359	9,672

Disclosure of remaining performance obligations
The transaction price (after excluding variable consideration that is constrained) allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, are as follows:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Within one year	29,433	21,203	6,704
More than one year	58,451	7,743	747
	87,884	28,946	7,451